Note 14 - Related Party Transactions - Incurred Expenses With Cascabel and IMDEX (Details) - Cascabel and IMDEX [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Exploration and marketing services	$ 379	$ 346
Travel and expenses	98	59
Administration for Mexican subsidiaries	92	121
Field exploration services	508	565
	$ 1,077	$ 1,091